Basis of preparation and accounting policies (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Application of new accounting standards
Borrowings	$ 29,528	$ 30,781
Going concern
Financial resources	9,700
Cash balances	4,800
Undrawn committed bank facilities	4,900
Due within one year
Application of new accounting standards
Borrowings	$ 2,400